Consolidated Statement Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	$ 61,840	$ 60,938	$ 44,464
Items that will be reclassified to the income statement:
Currency translation adjustment	(1,863)	(3,031)	(1,537)
Currency translation adjustment - non controlling interests	(1,911)	(610)	(2,419)
Total comprehensive income	58,066	57,297	40,508
Attributable to:
Owners of the Parent	60,346	55,508	42,132
Non-controlling interests	$ (2,280)	$ 1,789	$ (1,624)